Aberdeen Asia Pacific (ex-Japan) Equity Fund
Aberdeen Asia Pacific (ex-Japan) Equity Fund
Objective
The Aberdeen Asia-Pacific (ex-Japan) Equity Fund (the “Asia-Pacific Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” “Reduction and Waiver of Class T Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 168, 170 and 223 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges,” “Reduction of Sales Charges” and “Class T Shares” sections on pages 144, 146 and 149 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares or Institutional Service Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen Asia Pacific (ex-Japan) Equity Fund - USD ($)		Class A		Class C	Class R	Class T	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%		none	none	2.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	1.00%	none	none	none	none
Small Account Fee	[2]	$ 20		$ 20	none	$ 20	$ 20	$ 20
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen Asia Pacific (ex-Japan) Equity Fund		Class A	Class C	Class R	Class T	Institutional Class	Institutional Service Class
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none
Other Expenses	[1]	2.05%	2.10%	2.01%	2.26%	2.09%	2.05%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	[2]	3.36%	4.16%	3.57%	3.57%	3.15%	3.11%
Less: Amount of Fee Limitations/Expense Reimbursements	[3]	1.76%	1.85%	1.76%	1.76%	1.84%	1.76%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[2]	1.60%	2.31%	1.81%	1.81%	1.31%	1.35%
[1]	Other Expenses for Class A, Class C, Class R, Institutional Class and Institutional Service Class shares have been restated to reflect current fees. Other Expenses for Class T shares are estimated for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements do not correlate to the Fund's Ratio of Expenses (Prior to Reimbursements) to Average Net Assets and Ratio of Expenses to Average Net Assets, respectively, included in the Fund's Financial Highlights in the Fund's complete prospectus, as those ratios do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.25% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2018 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares, Class T Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Asia-Pacific Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen Asia Pacific (ex-Japan) Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	728	1,394	2,082	3,902
Class C	334	1,096	1,972	4,227
Class R	184	931	1,700	3,721
Class T	429	1,158	1,908	3,878
Institutional Class	133	799	1,489	3,330
Institutional Service Class	137	794	1,476	3,297

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aberdeen Asia Pacific (ex-Japan) Equity Fund | Class C | USD ($)	234	1,096	1,972	4,227

Portfolio Turnover

The Asia-Pacific Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.84% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific (ex-Japan) companies.  The “Asia-Pacific Region (excluding Japan)” includes Vietnam, Sri Lanka, Bangladesh, Pakistan, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia, Australia, New Zealand, Philippines and India.  A company is generally considered to be an Asia-Pacific (ex-Japan) company if Fund management determines that the company meets one or more of the following criteria: the company

•                       is organized under the laws of, or has its principal office in a country in the Asia-Pacific Region (excluding Japan);

•                       has its principal securities trading market in a country in the Asia-Pacific Region (excluding Japan);

•                       derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country in the Asia-Pacific Region (excluding Japan) (and meets one or more of the other criteria); and/or

•                       issues securities denominated in the currency of a country in the Asia-Pacific Region (excluding Japan) (and meets one or more of the other criteria).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Asia-Pacific Equity Fund.

The portion of the Fund’s assets not invested in equity securities of Asia-Pacific (ex-Japan) companies may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region.  The Fund intends to invest in a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit in emerging market countries.  The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.  In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

Principal Risks

The Asia-Pacific Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Country/Regional Focus Risk — Significant exposure to a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Foreign Currency Exposure Risk —The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. They are subject to different accounting and regulatory standards, and political and economic risks.

Asia-Pacific (ex-Japan) Region. The Asia-Pacific (ex-Japan) region generally refers to the part of the world in or near the Western Pacific Ocean. The area includes much of East Asia, South Asia, Australasia and Oceania, but excludes Japan. Parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability, as described below under “- Asian Risk.”

Asian Risk. Parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Issuer Risk — The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financials Sector Risk.  To the extent that the financials sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.  Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Securities Selection Risk — The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Securities Risk — Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk — The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Equity Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the MSCI AC Asia Pacific ex Japan Index™, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class T shares have not commenced operations as of the date of this prospectus. Class T returns are based on the previous performance of the Fund’s Class A shares. Class A, Class C and Class R returns prior to the commencement of operations of Class A, Class C and Class R (inception date: February 28, 2012) are based on the previous performance of the Fund’s Institutional Class shares. Returns of each class have not been adjusted to reflect the expenses applicable to the respective classes.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  Returns would only differ to the extent of the differences in expenses between the two classes.

Annual Total Return — Institutional Class Shares (Years Ended Dec. 31)

Highest Return: 16.95% - 3rd quarter 2010 Lowest Return: -17.09% - 3rd quarter 2011
Average Annual Total Returns as of December 31, 2016

After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen Asia Pacific (ex-Japan) Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	1.21%	1.69%	2.17%	Nov. 16, 2009
Class C	5.66%	2.21%	2.53%	Nov. 16, 2009
Class T	4.70%	2.39%	2.65%	Nov. 16, 2009
Class R	7.19%	2.64%	2.84%	Nov. 16, 2009
Institutional Class	7.58%	3.14%	3.18%	Nov. 16, 2009
Institutional Service Class	7.69%	3.13%	3.17%	Nov. 16, 2009
After Taxes on Distributions | Institutional Class	7.58%	2.19%	2.13%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	4.29%	2.11%	2.13%
MSCI AC Asia Pacific ex Japan Index™ (reflects no deduction for fees, expenses or taxes)	7.06%	4.98%	3.56%	Nov. 16, 2009